Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Federal tax rate change	0.00%	0.00%
Valuation allowance	3.80%	(21.00%)
Income tax provision expense	24.80%	0.00%